UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 12, 2012

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		35

FORM 13F Information Table Value Total:	$25,960,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1598    33376 SH       SOLE                    33376
ASML Holding N V ADR           COM              N07059111     1128    21012 SH       SOLE                    21012
Altria Group, Inc.             COM              718154107      579    17351 SH       SOLE                    17351
Anadarko Petroleum             COM              032511107      772    11037 SH       SOLE                    11037
Apple Computing                COM              037833100     3448     5168 SH       SOLE                     5168
Bio Reference Lab              COM              09057G602      730    25541 SH       SOLE                    25541
Blue Earth Refineries          COM              G11999102        0    89306 SH       SOLE                    89306
Catalyst Pharmaceuticals       COM              14888U101      187   123732 SH       SOLE                   123732
China XD Plastics              COM              16948F107      440   115015 SH       SOLE                   115015
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
Harvest Natural Resourses      COM              41754V103      698    78235 SH       SOLE                    78235
Helen of Troy Limited          COM              G4388N106      259     8140 SH       SOLE                     8140
IBM                            COM              459200101      973     4689 SH       SOLE                     4689
Intel Corp.                    COM              458140100      980    43272 SH       SOLE                    43272
J.C. Penney                    COM              708160106      988    40690 SH       SOLE                    40690
KHD Humboldt Wedag             COM              D4024H102      189    30666 SH       SOLE                    30666
MFC Industrial                 COM              55278T105     3757   449953 SH       SOLE                   449953
Mattson Technology             COM              577223100      400   412473 SH       SOLE                   412473
Microsoft                      COM              594918104      230     7735 SH       SOLE                     7735
Motor Car Parts                COM              620071100      403    83025 SH       SOLE                    83025
Multiband                      COM              62544X209      263   122115 SH       SOLE                   122115
Mymetics Corp                  COM              62856A102        7   186343 SH       SOLE                   186343
Nanometrics                    COM              630077105      786    56930 SH       SOLE                    56930
Nu Skin                        COM              67018T105      468    12040 SH       SOLE                    12040
PepsiCo, Inc.                  COM              713448108      247     3489 SH       SOLE                     3489
Philip Morris International    COM              718172109      501     5566 SH       SOLE                     5566
QUALCOMM                       COM              747525103     1213    19424 SH       SOLE                    19424
Rudolph Technologies           COM              781270103      584    55655 SH       SOLE                    55655
Sandridge Energy               COM              80007P307     1088   156027 SH       SOLE                   156027
Sigma Design                   COM              826565103      172    26086 SH       SOLE                    26086
Stifel Financial Corp.         COM              860630102      298     8870 SH       SOLE                     8870
Valeant Pharmaceuticals        COM              91911K102      874    15814 SH       SOLE                    15814
Walgreens                      COM              931422109      278     7620 SH       SOLE                     7620
Yum Brands, Inc                COM              988498101      388     5843 SH       SOLE                     5843
Zoltek                         COM              98975W104     1034   134490 SH       SOLE                   134490